Drilling rigs, drillships, machinery and equipment, net (Table) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Cost	Jun. 30, 2014 Accumulated Depreciation	Jun. 30, 2014 Net Book Value
Property, Plant and Equipment [Line Items]
Balance	$ 6,366,301	$ 5,777,025	$ 6,578,940	$ (801,915)	$ 5,777,025
Additions / Transfer from drillships under construction			746,126	0	746,126
Depreciation			0	(156,850)	(156,850)
Balance	$ 6,366,301	$ 5,777,025	$ 7,325,066	$ (958,765)	$ 6,366,301